Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Entity Central Index Key	dei_EntityCentralIndexKey	0000892657
Johnson Realty Fund (Prospectus Summary) | Johnson Realty Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	The Johnson Realty Fund
Investment Objective, Heading	rr_ObjectiveHeading

Investment Objective

Investment Objective, Primary	rr_ObjectivePrimaryTextBlock	Above average dividend income and long term capital growth.
Expense, Heading	rr_ExpenseHeading

Fees and Expenses of the Fund

Expense, Narrative	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees, Caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading

Portfolio Turnover

Portfolio Turnover	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 3.95% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	3.95%
Expense Example, Heading	rr_ExpenseExampleHeading

Example

Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost will be:

Investment Strategy, Heading	rr_StrategyHeading

Principal Investment Strategies of the Fund

Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock

The Fund invests primarily in equity securities of companies in the real estate industry, including but not limited to REITs (real estate investment trusts) and other real estate related equity securities. The Fund's Adviser uses Fundamental “bottom-up” analysis to select securities, favoring companies that the Adviser believes offer better growth prospects at reasonable valuations. The Adviser examines Fundamental criteria such as income statements, balance sheets, and cash flow analysis to evaluate a company's growth prospects. The Adviser enhances this approach by using “top-down” economic information to determine which property types or areas of the real estate industry will be emphasized. The Fund may sell a security if the security reaches the Adviser's valuation target, if the Adviser believes the company's fundamentals have changed, or if the company is not performing as expected. Under normal circumstances, at least 80% of the Fund's total assets will be in the real estate industry.

Risk, Heading	rr_RiskHeading

Principal Risks of Investing in the Fund

Risk, Narrative	rr_RiskNarrativeTextBlock

As with any mutual fund investment, the Fund's returns may vary and you could lose money.

Company Risk - The Fund value might decrease in response to the activities and financial prospects of an individual company.

Management Risk - The Adviser's judgments about the attractiveness, value and potential appreciation of particular securities in which the Fund invests may prove to be incorrect and there is no guarantee that the Adviser's judgment will produce the desired results.

Market Risk - The Fund value might decrease in response to general market and economic conditions.

Real Estate Risk - The Fund may be subject to risk associated with the real estate market as a whole, such as taxation, regulations and economic and political factors that negatively impact the real estate market, and with direct ownership of real estate, such as:

♦       Decreases in real estate values

♦       Overbuilding

♦       Environmental liabilities

♦       Increases in operating costs, interest rates and/or property taxes.

♦       Some real estate related investments are not fully diversified and are subject to the risks associated with financing a limited number of projects.

♦       REITs are heavily dependent upon the management team and are subject to heavy cash flow dependency, defaults by borrowers, and self-liquidation.

Small and Medium Sized Company Risk - In addition, the stocks of small-sized and medium-sized companies are subject to certain risks including:

♦       Possible dependence on a limited product line, limited financial resources or a limited management group.

♦       Less frequent trading and trading with smaller volume than larger stocks, which may make it difficult for the Fund to buy or sell the stocks.

♦       Greater fluctuation in value than larger, more established company stocks.

Interest Rate Risk - Prices of fixed-income securities rise and fall in response to changes in the interest rate paid by similar securities. Recently, interest rates have been historically low. Current conditions may result in a rise in interest rates. Generally, when interest rates rise, prices of fixed-income securities fall. However, market factors, such as the demand for particular fixed-income securities, may cause the price of certain fixed-income securities to fall while the prices of other securities rise or remain unchanged. Interest rate changes have a greater effect on the price of fixed-income securities with longer maturities. A potential rise in interest rates may result in periods of volatility and increased redemptions.

Risk, Lose Money	rr_RiskLoseMoney	As with any mutual fund investment, the Fund's returns may vary and you could lose money.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading

Average Annual Total Returns

Performance, Narrative	rr_PerformanceNarrativeTextBlock

The chart and table below show the variability of the Fund's returns, which is one indicator of the risks of investing in the Fund. The bar chart shows changes in the Fund's returns from year to year for the last 10 calendar years. The table shows how the Fund's average annual total returns over time compare to those of a broad-based securities market index. Of course, the Fund's past performance (before and after taxes) is not necessarily an indication of its future performance. Updated performance information is available at no cost by visiting www.johnsonmutualfunds.com or by calling 1-800-541-0170.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The chart and table below show the variability of the Fund's returns, which is one indicator of the risks of investing in the Fund.
Performance, Availability Phone Number	rr_PerformanceAvailabilityPhone	1-800-541-0170
Performance, Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	www.johnsonmutualfunds.com
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	Of course, the Fund's past performance (before and after taxes) is not necessarily an indication of its future performance.
Bar Chart, Heading	rr_BarChartHeading	Average Total Returns for the Realty Fund as of December 31 of each year
Bar Chart, Narrative	rr_BarChartNarrativeTextBlock	The bar chart shows changes in the Fund's returns from year to year for the last 10 calendar years.
Bar Chart, Closing	rr_BarChartClosingTextBlock	During the period shown, the highest return for a calendar quarter was 32.59% in the third quarter of 2009, and the lowest return was -39.58% in the fourth quarter of 2008.
Performance Table, Heading	rr_PerformanceTableHeading

Average Annual Total Returns For the Periods ended December 31, 2016

Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	reflects no deduction for fees, expenses or taxes
Performance Table, Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table, Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table, Closing	rr_PerformanceTableClosingTextBlock

The S&P U.S. REIT Index is the established benchmark.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Johnson Realty Fund (Prospectus Summary) | Johnson Realty Fund | S&P U.S. REIT Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	S&P U.S. REIT Index (reflects no deduction for fees, expenses or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	8.49%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	11.85%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	4.89%
Johnson Realty Fund (Prospectus Summary) | Johnson Realty Fund | Johnson Realty Fund
Risk/Return:	rr_RiskReturnAbstract
Redemption Fee	rr_RedemptionFee	none
Exchange Fee	rr_ExchangeFee	none
Management Fees	rr_ManagementFeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	none
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.00%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 103
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	320
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	555
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,229
Annual Return 2007	rr_AnnualReturn2007	(17.09%)
Annual Return 2008	rr_AnnualReturn2008	(38.47%)
Annual Return 2009	rr_AnnualReturn2009	22.34%
Annual Return 2010	rr_AnnualReturn2010	26.46%
Annual Return 2011	rr_AnnualReturn2011	8.25%
Annual Return 2012	rr_AnnualReturn2012	15.28%
Annual Return 2013	rr_AnnualReturn2013	1.19%
Annual Return 2014	rr_AnnualReturn2014	28.92%
Annual Return 2015	rr_AnnualReturn2015	2.75%
Annual Return 2016	rr_AnnualReturn2016	6.57%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep. 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	32.59%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(39.58%)
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	6.57%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	10.49%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	3.47%
Johnson Realty Fund (Prospectus Summary) | Johnson Realty Fund | Johnson Realty Fund | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	5.05%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	8.41%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	1.70%
Johnson Realty Fund (Prospectus Summary) | Johnson Realty Fund | Johnson Realty Fund | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	4.00%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	7.81%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	2.30%